UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                  (Zip code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2019

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of March 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 78.28%
Activision Blizzard, Inc.	$650,000	2.300%	9/15/2021	$641,198
Agilent Technologies, Inc.	400,000	3.200%	10/1/2022	403,317
Allergan, Inc.	450,000	2.800%	3/15/2023	440,462
Amazon.com, Inc.	500,000	2.500%	11/29/2022	499,055
American Express Co.	218,000	2.500%	8/1/2022	215,551
American Express Co.	300,000	3.000%	10/30/2024	298,677
American Museum Natural History	300,000	2.729%	7/15/2022	296,498
Amgen, Inc.	216,000	2.200%	5/22/2019	215,918
Amgen, Inc.	264,000	2.125%	5/1/2020	263,042
Amgen, Inc.	500,000	2.700%	5/1/2022	500,239
Amgen, Inc.	400,000	2.650%	5/11/2022	398,787
Anthem, Inc.	250,000	2.500%	11/21/2020	248,818
Apple, Inc.	250,000	3.750%	9/12/2047	249,137
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	145,506
AT&T, Inc.	100,000	3.950%	1/15/2025	102,100
Avnet, Inc.	250,000	4.625%	4/15/2026	255,734
Bank of America Corp.	500,000	6.300%	3/10/2026	543,598
Becton Dickinson	200,000	2.675%	12/15/2019	199,389
Becton Dickinson	63,000	2.133%	6/6/2019	62,916
Best Buy Co.	475,000	5.500%	3/15/2021	495,160
Biogen, Inc.	650,000	3.625%	9/15/2022	660,584
CA, Inc.	350,000	4.500%	8/15/2023	353,680
CA, Inc.	250,000	4.700%	3/15/2027	248,698
Capital One Financial Corp.	400,000	3.900%	1/29/2024	409,151
Celgene Corp.	900,000	3.250%	8/15/2022	909,579
Celgene Corp.	200,000	2.875%	8/15/2020	200,175
Celgene Corp.	158,000	3.875%	8/15/2025	161,699
Citigroup, Inc.	1,000,000	6.250%	8/15/2026	1,053,435
Coach, Inc.	500,000	4.250%	4/1/2025	503,866
Coach, Inc.	200,000	4.125%	7/15/2027	191,258
Coca-Cola Co.	341,000	1.375%	5/30/2019	340,151
Discovery Communications	330,000	3.250%	4/1/2023	328,696
Discovery Communications	250,000	3.800%	3/13/2024	252,173
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	202,357
Domtar Corp.	300,000	4.400%	4/1/2022	306,593
Ebay, Inc.	500,000	3.600%	6/5/2027	487,874
General Electric Co.	250,000	5.550%	5/4/2020	256,593
General Electric Co.	164,000	5.500%	1/8/2020	167,588
General Electric Co.	250,000	3.150%	9/7/2022	249,236
Gilead Sciences, Inc.	250,000	4.500%	4/1/2021	258,483
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	338,814
Goldman Sachs Group	250,000	5.700%	5/10/2019	250,312
Helmerich & Payne International Drilling Co.	193,000	4.650%	3/15/2025	201,619
Infinity Property	250,000	5.000%	9/19/2022	258,798
Ingram Micron, Inc.	400,000	5.000%	8/10/2022	397,316
International Paper Co.	250,000	3.800%	1/15/2026	257,303

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Jabil Circuit, Inc.	$210,000	4.700%	9/15/2022	$216,153
JP Morgan Chase & Co.	250,000	4.625%	5/10/2021	259,441
JP Morgan Chase & Co.	250,000	2.400%	6/7/2021	248,251
Juniper Networks	500,000	4.350%	6/15/2025	516,908
Kraft Foods Group	400,000	3.500%	6/6/2022	404,545
LAM Research Corp.	395,000	2.800%	6/15/2021	395,207
LAM Research Corp.	300,000	3.750%	4/15/2026	305,887
Levi Strauss & Co.	500,000	5.000%	5/1/2025	517,500
Limited Brands Ltd.	250,000	6.625%	4/1/2021	263,750
Limited Brands Ltd.	320,000	5.625%	2/15/2022	333,600
LyondellBasell Industries NV	400,000	6.000%	11/15/2021	427,978
Mararthon Oil Co.	550,000	3.850%	6/1/2025	557,312
McKesson Corp.	222,000	2.850%	3/15/2023	219,640
Micron Technology, Inc.	450,000	5.500%	2/1/2025	466,250
Microsoft Corp.	148,000	4.200%	6/1/2019	148,356
Moody's Corp.	350,000	3.250%	6/7/2021	353,009
Morgan Stanley	250,000	4.350%	9/8/2026	256,721
Morgan Stanley	500,000	6.250%	8/9/2026	579,606
NetApp, Inc.	275,000	3.250%	12/15/2022	274,964
NetApp, Inc.	150,000	3.375%	6/15/2021	151,488
NetApp, Inc.	350,000	3.300%	9/29/2024	346,072
Newell Brands, Inc.	200,000	5.000%	11/15/2023	200,679
Nordstrom, Inc.	831,000	4.750%	5/1/2020	846,070
Nvidia Corp.	350,000	2.200%	9/16/2021	345,425
Oceaneering, Inc.	200,000	4.650%	11/15/2024	185,500
Oracle Corp.	120,000	5.000%	7/8/2019	120,742
Oracle Corp.	500,000	4.125%	5/15/2045	510,819
Pitney Bowes, Inc.	200,000	3.875%	10/1/2021	198,460
Princeton University	250,000	2.612%	7/1/2026	242,527
QUALCOMM, Inc.	370,000	2.250%	5/20/2020	368,512
QUALCOMM, Inc.	500,000	3.000%	5/20/2022	504,354
QUALCOMM, Inc.	500,000	2.900%	9/20/2024	491,791
Ralph Lauren Corp.	250,000	3.750%	9/15/2025	256,631
RPM International, Inc.	250,000	3.750%	3/15/2027	243,911
Seagate Technology	250,000	4.750%	6/1/2023	252,956
Starbucks Corp.	500,000	2.700%	6/15/2022	501,637
Starbucks Corp.	250,000	2.450%	6/15/2026	236,861
Starbucks Corp.	436,000	3.800%	8/15/2025	449,746
Stryker Corp.	359,000	3.375%	11/1/2025	365,124
Stryker Corp.	211,000	3.500%	3/15/2026	213,937
Symantec Corp.	500,000	4.200%	9/15/2020	507,695
Target Corp.	500,000	2.500%	4/15/2026	486,739
The Clorox Co.	250,000	3.050%	9/15/2022	253,499
The Gap, Inc.	250,000	5.950%	4/12/2021	260,173
The Walt Disney Co.	250,000	8.875%	4/26/2023	305,520
United Technologies Corp.	250,000	1.900%	5/4/2020	248,079
Valero Energy Corp.	502,000	3.650%	3/15/2025	509,603
				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
VMWare, Inc.	$200,000	2.300%	8/21/2020	$198,222
VMWare, Inc.	650,000	2.950%	8/21/2022	643,486
VMWare, Inc.	250,000	3.900%	8/21/2027	240,570
Walgreens Boots Alliance, Inc.	250,000	3.800%	11/18/2024	254,937
Walgreens Boots Alliance, Inc.	500,000	3.450%	6/1/2026	489,803
Wells Fargo & Co.	1,000,000	5.900%	6/15/2024	1,028,085

Total Corporate Bonds (Cost $35,034,567)				34,925,864

FOREIGN BONDS - 3.63%
CNH Industrial NV	300,000	4.500%	8/15/2023	312,000
Flex Ltd.	250,000	5.000%	2/15/2023	261,249
HSBC Holdings PLC	25,000	4.250%	3/14/2024	25,583
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	517,490
Seagate HDD Cayman	500,000	4.250%	3/1/2022	501,582

Total Foreign Bonds (Cost $1,630,531)				1,617,904

GOVERNMENT BOND - 1.68%
Federal Farm Credit Bank	750,000	3.140%	2/1/2027	750,004

Total Government Bond (Cost $745,387)				750,004

MUNICIPAL BONDS - 9.18%
California Housing Financing Agency	260,000	3.650%	8/1/2025	268,304
Kentucky State Property & Building Commission	340,000	2.564%	5/1/2021	337,861
New Brunswick Parking Authority	215,000	8.420%	9/1/1940	231,942
New York City Transitional Finance Authority	325,000	4.905%	11/1/2024	358,507
New York State Urban Development Corp.	280,000	3.200%	3/15/2022	284,662
New York Taxable Government Bonds	170,000	3.450%	3/1/2026	175,244
Pennsylvania State Government	300,000	5.450%	2/15/2030	345,237
Redevelopment Authority of the City of
Philadelphia	225,000	3.713%	11/1/2023	232,780
Sacramento County Public Financing Authority	265,000	3.793%	4/1/2022	272,068
San Francisco City & County Redevelopment
Financing Authority	300,000	3.108%	9/1/2024	303,504
San Francisco City & County Redevelopment
Financing Authority	160,000	9.000%	8/1/2041	178,637
State of Ohio Infrastructure Project	350,000	4.994%	12/15/2020	364,717
Oregon State Government	250,000	3.577%	8/1/2029	254,760
University of California Limited Revenue Project	70,000	2.459%	5/15/2026	67,974
University of California Limited Revenue Project	25,000	3.039%	5/15/2027	25,093
University of Pittsburgh PA Higher Taxable Bonds	140,000	3.127%	9/15/2026	141,508
Washington Metropolitan Area Transit Authority	250,000	7.000%	7/1/2034	252,638

Total Municipal Bonds (Cost $4,096,622)				4,095,436

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019
				Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 4.31%
			Shares
Invesco Variable Rate Preferred ETF			38,711	$951,516
VanEck Vectors Preferred Securities ex Financials ETF			50,000	970,500

Total Exchange-Traded Products (Cost $2,004,916)				1,922,016

SHORT-TERM INVESTMENT - 4.06%			Shares

§	Blackrock Treasury Trust Fund - Institutional Class Shares, 2.07%		1,811,480	1,811,480

Total Short-Term Investment (Cost $1,811,480)				1,811,480

Total Value of Investments (Cost $45,323,503) - 101.14%				$45,122,704

Liabilities in Excess of Other Assets - (1.14)%				(510,353)

Net Assets - 100.00%				$44,612,351

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$281,445
Aggregate gross unrealized depreciation				(482,244)

Net unrealized depreciation				$(200,799)

Summary of Investments	% of Net
	Assets	Value
Corporate Bonds	78.28%	$34,925,864
Foreign Bonds	3.63%	1,617,904
Government Bond	1.68%	750,004
Municipal Bonds	9.18%	4,095,436
Exchange-Traded Products	4.31%	1,922,016
Short-Term Investment	4.06%	1,811,480
Liabilities in Excess of Other Assets	-1.14%	(510,353)
Total Net Assets	100.00%	$44,612,351

The following acronyms or abbreviations are used in this portfolio:
LLC - Limited Liability Company
PLC - Public Limited Company
NV - Netherlands Company
§	Represents 7-day effective yield as of March 31, 2019

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019

Note 1 - Investment Valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the exchange or principal where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees.

The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.  A three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value.  Level 1 securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs.Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputswhen market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.  For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$34,925,864	$-	$34,925,864	$-
Foreign Bonds	1,617,904	-	1,617,904	-
Government Bond	750,004	-	750,004	-
Municipal Bonds	4,095,436	-	4,095,436	-
Exchange-Traded Products	1,922,016	1,922,016	-	-
Short-Term Investment	1,811,480	1,811,480	-	-
Total Assets	$45,122,704	$3,733,496	$41,389,208	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPINNAKER ETF SERIES

/s/ Katherine M. Honey
Date: May 29, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: May 29, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: May 28, 2019	Ashley E. Harris Treasurer and Principal Financial Officer